Operating right-of-use asset, net (Details)	12 Months Ended
Mar. 31, 2023 USD ($)
Operating Right-of-use asset, net
Total right-of-use assets, at cost, increase (decrease)	$ 311,345
Total right-of-use assets, at cost	311,345
Accumulated amortization, increase (decrease)	(138,272)
Accumulated amortization, exchange rate translation	(277)
Less: accumulated amortization	(138,549)
Right-of-use assets, net, increase (decrease)	173,073
Right-of-use assets, net, exchange rate translation	(277)
Right-of-use assets, net	$ 172,796
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Cash and Cash Equivalents, at Carrying Value
Operating lease, right-of-use assets period (in years)	12 months
Shenzhen Wan
Operating Right-of-use asset, net
Total right-of-use assets, at cost, increase (decrease)	$ 211,765
Total right-of-use assets, at cost	$ 211,765
Operating lease, right-of-use assets period (in years)	2 years
Longcheng Car
Operating Right-of-use asset, net
Total right-of-use assets, at cost	$ 99,580
Operating lease, right-of-use assets period (in years)	14 months